Note 16 - Business Segment Information - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer, Excluding Assessed Tax, Total	$ 70,383	$ 58,720
Income before income taxes	1,736	52
Interest expense	(1,158)	(1,210)
Gain on debt extinguishment	1,964	801
Other income, net	369	337
Income before income taxes	1,736	52
Depreciation and amortization expense	3,112	2,909
Interest expense	1,158	1,210
Capital expenditures	4,799	5,087
Total Assets	78,037	77,950
Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	42,710	40,371
Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	27,673	18,349
Operating Segments [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	70,430	58,761
Income before income taxes	6,280	4,398
Income before income taxes	6,280	4,398
Total Assets	148,930	149,163
Operating Segments [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	42,710	40,371
Income before income taxes	3,505	4,588
Interest expense	(3)	(6)
Gain on debt extinguishment	0	553
Income before income taxes	3,505	4,588
Depreciation and amortization expense	104	89
Interest expense	3	6
Capital expenditures	165	99
Total Assets	34,203	31,875
Operating Segments [Member] | Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	27,720	18,390
Income before income taxes	2,775	(190)
Interest expense	(38)	(34)
Gain on debt extinguishment	1,462	248
Income before income taxes	2,775	(190)
Depreciation and amortization expense	2,838	2,671
Interest expense	38	34
Capital expenditures	4,058	4,870
Total Assets	59,700	57,863
Intersegment Eliminations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	(47)	(41)
Total Assets	(70,893)	(71,213)
Intersegment Eliminations [Member] | Waste Management Services [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	0	0
Intersegment Eliminations [Member] | Golf and Related Operations [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total	47	41
Corporate, Non-Segment [Member]
Interest expense	(1,117)	(1,170)
Gain on debt extinguishment	502	0
Other income, net	15	16
General corporate expenses	(3,944)	(3,192)
Depreciation and amortization expense	170	149
Interest expense	1,117	1,170
Capital expenditures	576	118
Total Assets	$ 55,027	$ 59,425